Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy

Date	Strengthening of financial position
October 27,	Ps.	5,302,977
October 27,	121,037
November 27(1),	1,023,555
November 27(1),	2,220,543
November 27(2),	2,342,950
Total	Ps.	11,011,062
(1) Includes financing to the Waste Utilization Project at the Miguel Hidalgo and Salina Cruz refineries.
(2) Includes capital contributions for PTI ID.